Other (Loss) Income (Tables)	6 Months Ended
Jun. 30, 2013
Other Income And Expenses [Abstract]
Summary of Other (Loss) Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Gain on sale of other assets	—	—	—	2,217
Loss on bond repurchase	—	—	(1,759)	—
Volatile organic compound emission plant lease income	39	617	197	1,045
Impairment of marketable securities	(2,062)	—	(2,062)	—
Loss on sale of marketable securities	—	—	—	(420)
Miscellaneous income (loss)	637	(528)	7,480	(410)

Other (loss) income	(1,386)	89	3,856	2,432